SUPPLEMENTAL DISCLOSURES TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL DISCLOSURES TO CASH FLOWS
Schedule of cash flow supplemental disclosures

	Year Ended December 31,
	2021	2020
Supplemental disclosures:
Cash paid for income taxes, net of refunds	$1,158	$879
Cash paid for interest	13,336	23,316
Non-cash transactions:
Accruals and accounts payable for capital expenditures	197	—
Stock received in the sale of business	—	4,731